STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Kingswood Acquisition Corp
Operating costs	$ 2,387,899	$ 4,784,480
Loss from operations	(2,387,899)	(4,784,480)
Other (expense) income:
Forgiveness of legal expenses	2,372,208
Interest income	220,110	255,057
Change in fair value of convertible promissory note	(43,863)	148,338
Change in fair value of warrant liabilities	(911,073)	5,770,129
Total other (expense) income	1,637,382	6,173,524
Income (loss) before provision/(benefit) for income taxes	(750,517)	1,389,044
Provision for income taxes	(33,914)	36,810
Net loss attributable to Binah Capital Group, Inc.	$ (784,431)	$ 1,352,234
Kingswood Acquisition Corp | Class A common stock subject to possible redemption
Other (expense) income:
Weighted average shares: basic (in shares)	498,450	4,859,959
Weighted average shares: diluted (in shares)	498,450	4,859,959
Net (loss) income per share - Basic (in dollars per share)	$ (0.22)	$ 0.17
Net (loss) income per share - diluted (in dollars per share)	$ (0.22)	$ 0.17
Kingswood Acquisition Corp | Class A and Class B common stock not subject to redemption
Other (expense) income:
Weighted average shares: basic (in shares)	2,979,000	2,979,000
Weighted average shares: diluted (in shares)	2,979,000	2,979,000
Net (loss) income per share - Basic (in dollars per share)	$ (0.23)	$ 0.17
Net (loss) income per share - diluted (in dollars per share)	$ (0.23)	$ 0.17